Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings	$ 48,992	$ 53,020	$ 49,426
Other comprehensive earnings (losses):
Unrealized gains (losses) on available-for-sale securities	29,136	(142,573)	(18,223)
Reclassification adjustment for net losses (gains) included in net earnings	1,009	1,620	(28)
Tax effect	(7,878)	36,838	4,771
Other comprehensive earnings (losses)	22,267	(104,115)	(13,480)
Comprehensive earnings (losses)	71,259	(51,095)	35,946
Comprehensive (earnings) losses attributable to noncontrolling interest	(54)	22	0
Comprehensive earnings (losses) attributable to Wilson Bank Holding Company	$ 71,205	$ (51,073)	$ 35,946